Summary of Significant Accounting Policies - Electricity revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue recognition
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Net revenues	Net revenues	Net revenues
Net revenues	$ 5,993,409	$ 7,613,626	$ 7,468,610
Electricity
Revenue recognition
Total net revenues	89,170	48,115	23,835
Operating lease income	3,987	4,434	4,736
Net revenues	85,183	43,681	19,099
CSI Solar Segment | Electricity
Revenue recognition
Total net revenues	5,697	3,273	2,256
Recurrent Energy Segment | Electricity
Revenue recognition
Total net revenues	$ 83,473	$ 44,842	$ 21,579